Standards Issued but Not Yet Effective	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Standards Issued but Not Yet Effective

4.	STANDARDS ISSUED BUT NOT YET EFFECTIVE

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below.  The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 15 Revenue from contracts with customers

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers. According to the new standard, revenue is recognized to depict the transfer of promised goods or services to a customer in an amount that reflects the consideration to the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the customer obtains control of the goods or services. IFRS 15 also includes guidance on the presentation of contract balances, this is, assets and liabilities arising from contracts with customers, depending on the relationship between the entity’s performance and the customer’s payment. In addition, the new standard requires a set of quantitative and qualitative disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts with customers. IFRS 15 supersedes IAS 11, Construction Contracts and IAS 18, Revenue as well as related interpretations. On September 11, 2015, the IASB issued an amendment formalizing the deferral of the effective date by one year to January 1, 2018. Earlier application is permitted. Furthermore, on April 12, 2016, the IASB issued the document “Clarifications to IFRS 15 Revenue from Contracts with Customers”, which provides clarifications in relation to the identification of performance obligations, principal versus agent considerations, as well as licensing application guidance. The clarifications to IFRS 15 shall be applied for annual periods beginning on or after January 1, 2018.

The revenue standard permits entities to apply the standard retrospectively using any combination of several optional practical expedients.  Alternatively, an entity is permitted to recognize the cumulative effect of initially applying the standard as an opening balance sheet adjustment to equity in the period of initial application.  This approach must be supplemented by additional disclosures.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments, which replaces the guidance in IAS 39, Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. This final version includes requirements on: (1) classification and measurement of financial assets and liabilities; (2) impairment; and (3) hedge accounting. IFRS 9 introduces a single approach for the classification and measurement of financial assets according to their cash flow characteristic and the business model they are managed in, and provides a new impairment model based on expected credit losses. IFRS 9 also includes new regulations regarding the application of hedge accounting to better reflect an entity’s risk management activities especially with regard to managing non-financial risks. IFRS 9 is effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted.

4.	STANDARDS ISSUED BUT NOT YET EFFECTIVE (continued)

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected Items of Consolidated Balance Sheet	As of December 31, 2017	Effect of adoption of new standards	As of January 1, 2018	Remarks
	US$’000	US$’000	US$’000
Contract assets - current	—	162	162	A
Gross amounts due from customers for contract work-in-progress	162	(162)	—	A
Trade receivables	112,403	16	112,419	C
Other non-current financial assets – available for sale	2,747	(2,747)	—	B
Financial assets at fair value through other comprehensive income	—	2,747	2,747	B
Deferred income tax assets	3,022	4	3,026	D
Total affected assets	118,334	20	118,354
Contract liabilities - current	—	113	113	E
Total affected liabilities	—	113	113
Retained earnings	53,350	(93)	53,257	C, D, E
Total affected equity	53,350	(93)	53,257
Total affected liabilities and equity	53,350	20	53,370
A.	In accordance with IFRS 15, the Company expects to reclassify gross amounts due from customers for contract work-in-progress in the amount of $162 to contract assets as of January 1, 2018.
B.

The Company applies new rules under IFRS 9 retrospectively from January 1, 2018, with the practical expedients permitted under the statement. In accordance with IFRS 9, the Company expects to reclassify available-for-sale financial assets in the amount of $2,747 to financial assets at fair value through other comprehensive income (FVOCI) as of January 1, 2018.

C.	In line with the regulations of IFRS 9 on provision for impairment, trade receivables will be increased by $16, and retained earnings will be increased by $16.
D.

When initially adopting IFRS 9 and IFRS 15, the Company will recognize deferred income tax assets for the temporary differences resulted from the adjustments. Accordingly, deferred income tax assets will be increased by $4 and retained earnings will be increased by $4 on January 1, 2018.

E.

In accordance with IFRS 15, the Company’s performance obligation to provide custodial and transportation services are recognized as contract liabilities under bill-and-hold agreements. After adopting IFRS 15, the Company will gradually recognize its custodial revenue over time and transportation revenue upon delivery. As of January 1, 2018, the balance of contract liabilities will be increased by $113, and retained earnings will be decreased by $113.

4.	STANDARDS ISSUED BUT NOT YET EFFECTIVE (continued)

Sales or Contribution of Assets between an investor and its Associate or Joint Venture-Amendments to IFRS 10 and IAS 28

In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely. The Company does not expect the amendments to have an impact on its consolidated financial statements.

IFRS 16 Leases

In January 2016, IASB issued IFRS 16, Leases which will replace IAS 17, Leases. The new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting still used the dual classification approach to classify each lease as an operating lease or a finance lease. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 has also been applied. The Company is currently assessing the impact of the standard on its consolidated financial statements.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

In December 2016, the IASB issued the IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration, which sets out that the exchange rate to use on initial recognition of an asset, expense or income related to an advance consideration, previously paid or received in a foreign currency, is the rate used at the date of initial recognition of the non-monetary asset or non-monetary liability arising from the payment or receipt of that advance consideration. The IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. The Company does not expect material impact on its financial statements.

Transfer of investment property – Amendment to IAS 40

The amendments to IAS 40, Investment Property clarify the requirements on transfers to, or from, investment property and are effective for annual periods beginning on or after January 1, 2018. The Company does not expect the amendment to have impact on its consolidated financial statements.

4.	STANDARDS ISSUED BUT NOT YET EFFECTIVE (continued)

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

The IFRIC clarifies how the recognition and measurement requirements of IAS 12, Income taxes, are applied where there is uncertainty over income tax treatments. The IFRS IC had clarified previously that IAS 12, not IAS 37, Provisions, contingent liabilities and contingent assets, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under tax law. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates. The IFRIC 23 is effective from annual periods beginning on or after 1 January 2019. The Company is currently assessing the impact of the standard on its consolidated financial statements.

Long-term Interests in Associates and Joint Ventures - Amendments to IAS 28

The amendments to IAS 28, Long-term Interests in Associates and Joint Ventures clarify that companies account for long-term interests in associate or joint venture to which the equity method is not applied using IFRS 9. The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. The Company does not expect the amendments to have impact on its consolidated financial statements.

Plan Amendment, Curtailment or Settlement — Amendments to IAS 19

When a net defined benefit liability or asset is remeasured as a result of a defined benefit plan being amended, curtailed or settled during a period, the amendments to IAS 19 require using the assumptions employed for the remeasurement to determine current service cost and net interest for the period after the remeasurement. The amendment also clarify how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective for annual period beginning on or after January 1, 2019. Early application is permitted but must be disclosed. The Company is currently assessing the impact of the standard on its consolidated financial statements.